INCOME TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 33,861	$ 34,695	$ 39,506
Reductions for tax positions related to the current year	(10,971)
Additions for tax positions related to the current year		10,971	1,186
Reduction of tax position relating to settlement with taxing authorities	0	(2,252)	(2,554)
Reductions for tax positions from prior years/statute of limitations expirations	(1,498)	(9,249)	(3,174)
Foreign exchange loss (gain)	249
Foreign exchange loss		(304)	(269)
Balance at end of period	$ 21,641	$ 33,861	$ 34,695